Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Subordinate voting shares	Proportionate voting shares	Share capital	Contributed surplus	Cumulative Translation Adjustment	Digital currency revaluation reserve	Non-Controlling Interest	Deficit	Total
Balance at Dec. 31, 2021			$ 31,423,095	$ 11,844,581	$ 167,068	$ 3,706,624		$ (8,879,964)	$ 38,261,404
Balance (in Shares) at Dec. 31, 2021	24,956,165	3,333
Private placements			15,255,979						15,255,979
Private placements (in Shares)	2,729,748
Cost of issue - cash			(547,307)						(547,307)
Cost of issue - broker warrants			(270,978)	535,009					264,031
Warrant liabilities			(7,007,643)						(7,007,643)
Shares cancelled			(194,260)					(61,265)	(255,525)
Shares cancelled (in Shares)	(165,200)
Shares issued for cash			2,469						2,469
Shares issued for cash (in Shares)	2,100
Shares issued for exercise of pre-funded warrants			927,463						927,463
Shares issued for exercise of pre-funded warrants (in Shares)	300,000
Share based compensation				3,296,238					3,296,238
Shares issued to settle payable			13,816						13,816
Shares issued to settle payable (in Shares)	19,391
Transaction with owners			39,602,634	15,675,828	167,068	3,706,624		(8,941,229)	50,210,925
Transaction with owners (in Shares)	27,842,204	3,333
Foreign currency translation adjustment					(3,658,651)				(3,658,651)
Revaluation of digital currencies, net of tax						(3,706,624)			(3,706,624)
Net loss for the year								4,329,342	4,329,342
Total comprehensive loss for the year					(3,658,651)	(3,706,624)		4,329,342	(3,035,933)
Balance at Dec. 31, 2022			39,602,634	15,675,828	(3,491,583)			(4,611,887)	47,174,992
Balance (in Shares) at Dec. 31, 2022	27,842,204	3,333
Shares issued for cash			1,073,244						1,073,244
Shares issued for cash (in Shares)	556,954
Restricted share units converted to common shares			1,827,782	(1,827,782)
Restricted share units converted to common shares (in Shares)	479,582
Share based compensation				1,620,777					1,620,777
Transaction with owners			42,503,660	15,468,823	(3,491,583)			(4,611,887)	49,869,013
Transaction with owners (in Shares)	28,878,740	3,333
Foreign currency translation adjustment					1,263,136				1,263,136
Net loss for the year								(21,885,410)	(21,885,410)
Total comprehensive loss for the year					1,263,136			(21,885,410)	(20,622,274)
Balance at Dec. 31, 2023			42,503,660	15,468,823	(2,228,447)			(26,497,297)	29,246,739
Balance (in Shares) at Dec. 31, 2023	28,878,740	3,333
Warrant liabilities			(2,316,965)						(2,316,965)
Shares issued for cash			4,005,457						4,005,457
Shares issued for cash (in Shares)	3,639,963
Restricted share units converted to common shares			1,814,250	(1,814,250)
Restricted share units converted to common shares (in Shares)	492,897
Non-controlling interest shareholders’ contribution				721,270			279,430		1,000,700
Share based compensation				1,748,506					1,748,506
Transaction with owners			46,006,402	15,403,079	(2,228,447)			(26,497,297)	32,683,737
Transaction with owners (in Shares)	33,011,600	3,333
Foreign currency translation adjustment					(4,904,714)				(4,904,714)
Net loss for the year								(6,797,718)	(6,797,718)
Total comprehensive loss for the year				721,270	(4,904,714)		279,430	(6,797,718)	(10,701,732)
Balance at Dec. 31, 2024			$ 46,006,402	$ 16,124,349	$ (7,133,161)		$ 279,430	$ (33,295,015)	$ 21,982,005
Balance (in Shares) at Dec. 31, 2024	33,011,600	3,333